Derivative Liability	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Derivative Liability
Derivative Liability

Note 6 – Derivative Liability

The Company analyzed the variable discounted conversion options on its convertible note (Note 5) for derivative accounting consideration under ASC 815, “Derivatives and Hedging,” and determined that the embedded conversion option should be classified as a liability due to there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The Company accounts for warrants (Note 7) as a derivative liability due to there being no explicit limit to the number of shares to be delivered upon settlement of all conversion options.

The following table summarizes the derivative liabilities included in the balance sheets at February 28, 2022, and May 31, 2021:

Balance - May 31, 2020	$1,721,718

Gain on change in fair value of the derivative	(1,184,178)
Balance - May 31, 2021	$537,540

Gain on change in fair value of the derivative	(274,620)
Balance - February 28, 2022	$262,920

The Company also recorded a gain on change in fair value of the derivative of $274,620 and $1,355,087 during the nine months ended February 28, 2022 and 2021, respectively. The table below shows the Black-Scholes option-pricing model inputs used by the Company to value the derivative liability, as well as the determined value of the option liability at each measurement date:

	February 28,	May 31,
	2022	2021
Expected term	0.62 - 1.00 years	3.14 - 0.08 year
Expected average volatility	249% - 293%	336%
Expected dividend yield	-	-
Risk-free interest rate	0.00%	0.08%

Note 5 – Derivative Liability

The Company analyzed the conversion options on its convertible note (note 4) for derivative accounting consideration under ASC 815, “Derivatives and Hedging,” and determined that the embedded conversion option should be classified as a liability when the conversion option becomes effective and there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The Company accounts for warrants (note 6) as a derivative liability due to there being no explicit limit to the number of shares to be delivered upon settlement of all conversion options.

The following table summarizes the derivative liabilities included in the balance sheets at May 31, 2021 and 2020:

Balance - May 31, 2019	$466,692

(Gain) on change in fair value of the derivative	1,255,026
Balance - May 31, 2020	$1,721,718

Loss on change in fair value of the derivative	(1,184,178)
Balance - May 31, 2021	$537,540

The table below shows the Black-Scholes option-pricing model inputs used by the Company to value the derivative liability, as well as the determined value of the option liability at each measurement date:

	May 31,	May 31,
	2021	2020
Expected term	(3.14) – 0.08 years	(2.13) – 1.08 years
Expected average volatility	336%	274% - 361%
Expected dividend yield	-	-
Risk-free interest rate	0.08%	0.18% - 1.76%